REVENUES (Narrative) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Product Information [Line Items]
Revenue recognized	$ 1,601	$ 776	$ 1,326	$ 3,294